Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders' equity [Abstract]
Share Capital and Share Premium
	Numbers of shares	Share capital USD’000	Share premium USD’000	Total USD’000
At 1 January 2025 and 30 June 2025	512,563,532	1,093,055	—	1,093,055

At 1 January 2024	506,820,170	5,069	1,044,849	1,049,918
Issuance of shares	5,743,362	57	43,080	43,137
At 30 June 2024	512,563,532	5,126	1,087,929	1,093,055

Other Reserves
(i)		As of 30 June 2025 USD’000	As of 31 December 2024 USD’000
	Composition:
	Share based payment reserve	4,891	3,918
	Hedging reserve	11,201	20,705
	Capital reserve	480,270	482,382
	Translation reserve	49	(198)
	Fair value reserve	10,906	10,906
	Total	507,317	517,713
(ii)	Movements of the reserves are as follows:	For the 6 months ended 30 June 2025 USD’000	For the 6 months ended 30 June 2024 USD’000
	Hedging reserve
	At beginning of the financial period	20,705	39,312
	Fair value gains on cash flow hedges	(3,770)	18,747
	Reclassification to profit or loss	(5,734)	(16,424)
	At end of the financial period	11,201	41,635